Tax - Income taxes collected (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [Line Items]
Income taxes collected	£ 603	£ 887
Value Added Tax
Disclosure Of Income Taxes [Line Items]
Income taxes collected	478
Pay As You Earn And National Insurance Contribution Tax
Disclosure Of Income Taxes [Line Items]
Income taxes collected	£ 125